                         METLIFE INSURANCE COMPANY USA
                    METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                          SUPPLEMENT DATED MAY 1, 2015
                                       TO
                      THE PROSPECTUSES DATED MAY 1, 2015,
                       APRIL 30, 2012 (AS SUPPLEMENTED),
                         MAY 1, 2011 (AS SUPPLEMENTED),
                       AND MAY 1, 2009 (AS SUPPLEMENTED)

This supplement applies to the following prospectuses:

     . the prospectus dated May 1, 2015 for the Series C (offered between September 4, 2001 and October 7, 2011) variable annuity contract issued by MetLife Insurance Company USA;

     . the prospectus dated April 30, 2012 (as supplemented) for the Series C (offered on and after October 7, 2011) variable annuity contract issued by MetLife Insurance Company USA;

     . the prospectus dated May 1, 2009 (as supplemented) for the Class C variable annuity contract issued by MetLife Insurance Company USA; and

     . the prospectus dated May 1, 2011 (as supplemented) for the Class C (offered between September 4, 2001 and October 7, 2011) variable annuity contract issued by First MetLife Investors Insurance Company (collectively with MetLife Insurance Company USA, the "Companies").

Effective as of March 19, 2002 (October 31, 2002 for First MetLife Investors Insurance Company), the Companies suspended any allocations and/or transfers to the Fixed Account under the Series C and Class C contracts during the Accumulation Phase. This suspension is based on the authority granted to the Companies under the terms of the contracts and on the fact that the interest rate currently credited on Account Values allocated or transferred to the Fixed Account equals the minimum guaranteed interest rate. (See "Purchase - Allocation of Purchase Payments" and "Investment Options - Transfers" in the Prospectuses, and your contract.) This suspension will terminate at the discretion of the Companies or at such time as the Companies declare an interest rate to be credited on allocations and transfers to the Fixed Account in excess of the minimum guaranteed rate.




                                                                  Series/Class C
                                                                      SUPP-FXC15

                         METLIFE INSURANCE COMPANY USA
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                         SUPPLEMENT DATED MAY 1, 2015
                                      TO
             THE PROSPECTUS DATED APRIL 30, 2012 (AS SUPPLEMENTED)

This supplement revises information in the prospectus dated April 30, 2012 (as supplemented) for the Series C (offered on and after October 7, 2011) variable annuity contracts issued by MetLife Insurance Company USA ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (800) 343-8496 to request a free copy. Upon request, financial statements for MetLife Insurance Company USA will be sent to you without charge.

1. PURCHASE

In the "PURCHASE" section, replace the first two paragraphs under "Investment Allocation Restrictions for the GMIB Max III, GMIB Max II, EDB Max III, and EDB Max II Riders" with the following:

   If you elected the GMIB Max III, GMIB Max II, EDB Max III and/or EDB Max riders (referred to collectively as the "GMIB Max and EDB Max riders"), you may allocate your Purchase Payments and Account Value among the following Investment Portfolios:

       (a) AB Global Dynamic Allocation Portfolio
       (b) Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
       (c) AQR Global Risk Balanced Portfolio
       (d) BlackRock Global Tactical Strategies Portfolio
       (e) Invesco Balanced-Risk Allocation Portfolio
       (f) JPMorgan Global Active Allocation Portfolio
       (g) MetLife Balanced Plus Portfolio
       (h) MetLife Multi-Index Targeted Risk Portfolio
       (i) PanAgora Global Diversified Risk Portfolio
       (j) Pyramis(R) Managed Risk Portfolio
       (k) Schroders Global Multi-Asset Portfolio

   In addition, you may allocate Purchase Payments and Account Value to the Barclays Aggregate Bond Index Portfolio and the Pyramis(R) Government Income Portfolio. No other Investment Portfolios are available with the GMIB Max and EDB Max riders.

In the "PURCHASE" section, under "Investment Allocation Restrictions for the GMIB Max III, GMIB Max II, EDB Max III, and EDB Max II Riders," add the following new subsection before "California Free Look Requirements for Purchasers Age 60 and Over":

   RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS AFTER GMIB MAX RIDER TERMINATES. If the GMIB Max III or GMIB Max II rider terminates (see "Living Benefits -- Description of GMIB Max III -- Terminating the GMIB Max III Rider" and "Living Benefits --

                                                                   SUPP-C2US515

   Description of GMIB Max II -- Terminating the GMIB Max II Rider"), or if you elected both the GMIB Max III or GMIB Max II rider and the corresponding EDB Max III or EDB Max II rider and they both terminate, any restrictions on subsequent Purchase Payments will no longer apply. However, if you elected both the GMIB Max III and EDB Max III riders and only the GMIB Max III rider has terminated, or if you elected both the GMIB Max II and EDB Max II riders and only the GMIB Max II rider has terminated, any restrictions on subsequent Purchase Payments will continue to apply.

In the "PURCHASE" section, under "Investment Allocation Restrictions for GMIB Plus IV, EDB III, GMIB Plus III, and EDB II," replace the bullet item under option (A) with the following:

       o 100% of your Purchase Payments or Account Value among the AB Global Dynamic Allocation Portfolio, Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, American Funds(R) Balanced Allocation Portfolio, American Funds(R) Moderate Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Asset Allocation 20 Portfolio, MetLife Asset Allocation 40 Portfolio, MetLife Asset Allocation 60 Portfolio, MetLife Balanced Plus Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Pyramis(R) Managed Risk Portfolio, Schroders Global Multi-Asset Portfolio, SSGA Growth and Income ETF Portfolio, the BlackRock Money Market Portfolio and/or the Fixed Account (you may not allocate Purchase Payments to the Dollar Cost Averaging Program).

In the "PURCHASE" section, under "Investment Allocation Restrictions for GMIB Plus IV, EDB III, GMIB Plus III, and EDB II," replace the lists of investment options in each Platform with the following:

   Platform 1
   ----------

   Fixed Account
   Barclays Capital Aggregate Bond Index Portfolio
   BlackRock Money Market Portfolio
   JPMorgan Core Bond Portfolio
   Met/Franklin Low Duration Total Return Portfolio
   PIMCO Inflation Protected Bond Portfolio
   PIMCO Total Return Portfolio
   Pyramis(R) Government Income Portfolio
   Western Asset Management U.S. Government Portfolio

   Platform 2
   ----------

   AB Global Dynamic Allocation Portfolio
   Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
   American Funds(R) Balanced Allocation Portfolio
   American Funds(R) Growth Allocation Portfolio
   American Funds(R) Growth Portfolio

   American Funds(R) Moderate Allocation Portfolio
   AQR Global Risk Balanced Portfolio
   Baillie Gifford International Stock Portfolio
   BlackRock Global Tactical Strategies Portfolio
   BlackRock High Yield Portfolio
   ClearBridge Aggressive Growth Portfolio
   Harris Oakmark International Portfolio
   Invesco Balanced-Risk Allocation Portfolio
   Invesco Comstock Portfolio
   Jennison Growth Portfolio
   JPMorgan Global Active Allocation Portfolio
   Loomis Sayles Global Markets Portfolio
   Lord Abbett Bond Debenture Portfolio
   MetLife Asset Allocation 20 Portfolio
   MetLife Asset Allocation 40 Portfolio
   MetLife Asset Allocation 60 Portfolio
   MetLife Asset Allocation 80 Portfolio
   MetLife Asset Allocation 100 Portfolio
   MetLife Balanced Plus Portfolio
   MetLife Multi-Index Targeted Risk Portfolio
   MetLife Stock Index Portfolio
   MFS(R) Research International Portfolio
   MFS(R) Value Portfolio
   MSCI EAFE(R) Index Portfolio
   PanAgora Global Diversified Risk Portfolio
   Pioneer Fund Portfolio
   Pioneer Strategic Income Portfolio
   Pyramis(R) Managed Risk Portfolio
   Schroders Global Multi-Asset Portfolio
   SSGA Growth and Income ETF Portfolio
   SSGA Growth ETF Portfolio
   T. Rowe Price Large Cap Growth Portfolio
   T. Rowe Price Large Cap Value Portfolio
   WMC Core Equity Opportunities Portfolio

   Platform 3
   ----------

   Frontier Mid Cap Growth Portfolio
   Goldman Sachs Mid Cap Value Portfolio
   Invesco Mid Cap Value Portfolio
   Met/Artisan Mid Cap Value Portfolio
   MetLife Mid Cap Stock Index Portfolio
   T. Rowe Price Mid Cap Growth Portfolio

   Platform 4
   ----------

   Clarion Global Real Estate Portfolio
   Invesco Small Cap Growth Portfolio
   Met/Dimensional International Small Company Portfolio

   Met/Eaton Vance Floating Rate Portfolio
   Met/Templeton International Bond Portfolio
   MetLife Small Cap Value Portfolio
   MFS(R) Emerging Markets Equity Portfolio
   Neuberger Berman Genesis Portfolio
   Russell 2000(R) Index Portfolio
   Van Eck Global Natural Resources Portfolio

In the "PURCHASE" section, under "Investment Allocation Restrictions for GMIB Plus IV, EDB III, GMIB Plus III, and EDB II," add the following to the end of the section:

   RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB PLUS IV AND GMIB PLUS III AFTER RIDER TERMINATES. Any restrictions on subsequent Purchase Payments for the GMIB Plus IV or GMIB Plus III riders will no longer apply, if:

   1) you elected only the GMIB Plus IV rider, and it terminates (see "Living Benefits - Description of GMIB Plus IV - Terminating the GMIB Plus IV Rider");

   2) you elected both the GMIB Plus IV and the EDB III, and both riders terminate (see "Living Benefits - Description of GMIB Plus IV - Terminating the GMIB Plus IV Rider" and "Death Benefit - Optional Death Benefit - Enhanced Death Benefit III - Terminating the EDB III Rider");

   3) you elected only the GMIB Plus III rider, and it terminates (see "Living Benefits - Description of GMIB Plus III - Terminating the GMIB Plus III Rider"); or

   4) you elected both the GMIB Plus III and the EDB II, and both riders terminate (see "Living Benefits - Description of GMIB Plus III - Terminating the GMIB Plus III Rider" and "Death Benefit - Optional Death Benefit - Enhanced Death Benefit II - Terminating the EDB II Rider").

   However, if you elected both the GMIB Plus IV and the EDB III riders, and only the GMIB Plus IV rider has terminated, or if you elected both the GMIB Plus III and the EDB II riders, and only the GMIB Plus III rider has terminated, any restrictions on subsequent Purchase Payments will continue to apply.

2. LIVING BENEFITS

A. GMIB MAX III

In the "LIVING BENEFITS" section, under "Description of GMIB Max III--Annual Increase Rate," replace the description of the Annual Increase Rate with the following:

   ANNUAL INCREASE RATE. Through the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is the greater of:

   (a) 5%; or

   (b) the required minimum distribution rate (as defined below).

   Item (b) only applies to IRAs and other contracts subject to
   Section 401(a)(9) of the Internal Revenue Code.

   The required minimum distribution rate equals the greater of:

   (1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year;

   (2a) if you enroll only in the Automated Required Minimum Distribution
                      ----
        Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of:
        (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or

   (2b) if you enroll in both the Systematic Withdrawal Program and the
                         ----
        Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.

   On the first contract anniversary, "at the beginning of the Contract Year" means on the issue date; on a later contract anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary. All Purchase Payments received within 120 days of the issue date are treated as part of the initial Purchase Payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent Purchase Payments (see "Income Base").

   See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With GMIB Max III" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.

   If item (b) above (the required minimum distribution rate) is greater than item (a) above, and your total withdrawals during a Contract Year, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year and before the end of the calendar year, exceed the required
                                                          ------
   minimum distribution rate, the required minimum distribution rate is not used to calculate the Annual Increase Rate, and the Annual Increase Rate will be reduced to item (a) above. Therefore, the Annual Increase Rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of annuity payments under the GMIB.

   During the 30-day period following the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is 0%.

In the "LIVING BENEFITS" section, add the following to the end of the second-to-last paragraph under "Description of GMIB Max III--Guaranteed Principal Option":

   If you only elected GMIB Max III, any subsequent Purchase Payment restrictions will no longer apply. If you elected both the GMIB Max III and EDB Max III riders, any subsequent Purchase Payment restrictions applicable to EDB Max III will continue to apply.

In the "LIVING BENEFITS" section, replace the last sentence under "Description of GMIB Max III --Terminating the GMIB Max III Rider" with the following:

   When the GMIB Max III rider terminates, the corresponding GMIB Max III rider charge terminates and the GMIB Max III investment allocation restrictions and any subsequent Purchase Payment restrictions will no longer apply (except as described above under "Restrictions on Investment Allocations If the GMIB Max III Rider Terminates"). However, if you elected both the GMIB Max III and EDB Max III riders and only the GMIB Max III rider has terminated, the investment allocation restrictions and any subsequent Purchase Payment restrictions applicable to EDB Max III will continue to apply.

B. GMIB MAX II

In the "LIVING BENEFITS" section, under "Description of GMIB Max II--Annual Increase Rate," replace the description of the Annual Increase Rate with the following:

   ANNUAL INCREASE RATE. Through the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is the greater of:

   (a) 5.5%; or

   (b) the required minimum distribution rate (as defined below).

   Item (b) only applies to IRAs and other contracts subject to
   Section 401(a)(9) of the Internal Revenue Code.

   The required minimum distribution rate equals the greater of:

   (1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of:
       (i) the Annual Increase Amount at the beginning of the Contract Year and
       (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year;

   (2a) if you enroll only in the Automated Required Minimum Distribution
                      ----
        Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of:
        (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or

   (2b) if you enroll in both the Systematic Withdrawal Program and the
                         ----
        Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5.5% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year), and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.

   On the first contract anniversary, "at the beginning of the Contract Year" means on the issue date; on a later contract anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary. All Purchase Payments received within 120 days of the issue date are treated as part of the initial Purchase Payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent Purchase Payments (see "Income Base").

   See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With GMIB Max II" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.

   If item (b) above (the required minimum distribution rate) is greater than item (a) above, and your total withdrawals during a Contract Year, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year and before the end of the calendar year, exceed the required minimum
                                                 ------
   distribution rate, the required minimum distribution rate is not used to calculate the Annual Increase Rate, and the Annual Increase Rate will be reduced to item (a) above. Therefore, the Annual Increase Rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of annuity payments under the GMIB.

   During the 30-day period following the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is 0%.

In the "LIVING BENEFITS" section, add the following to the end of the second-to-last paragraph under "Description of GMIB Max II--Guaranteed Principal Option":

   If you only elected GMIB Max II, any subsequent Purchase Payment restrictions will no longer apply. If you elected both the GMIB Max II and EDB Max II riders, any subsequent Purchase Payment restrictions applicable to EDB Max II will continue to apply.

In the "LIVING BENEFITS" section, replace the last sentence under "Description of GMIB Max II--Terminating the GMIB Max II Rider" with the following:

   When the GMIB Max II rider terminates, the corresponding GMIB Max II rider charge terminates and the GMIB Max II investment allocation restrictions and any subsequent Purchase Payment restrictions will no longer apply (except as described above under "Restrictions on Investment Allocations If the GMIB Max II Rider Terminates"). However, if you elected both the GMIB Max II and EDB Max II riders and only the GMIB Max II rider has terminated, the investment allocation restrictions and any subsequent Purchase Payment restrictions applicable to EDB Max II will continue to apply.

C. GMIB PLUS IV

In the "LIVING BENEFITS" section, under "Description of GMIB Plus IV--Annual Increase Rate," replace the description of the Annual Increase Rate with the following:

   ANNUAL INCREASE RATE. Through the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is the greater of:

   (a) 4.5%; or

   (b) the required minimum distribution rate (as defined below).

   Item (b) only applies to IRAs and other contracts subject to
   Section 401(a)(9) of the Internal Revenue Code.

   The required minimum distribution rate equals the greater of:

   (1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year;

   (2a) if you enroll only in the Automated Required Minimum Distribution
                      ----
        Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of:
        (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or

   (2b) if you enroll in both the Systematic Withdrawal Program and the
                         ----
        Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 4.5% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year), and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.

   On the first contract anniversary, "at the beginning of the Contract Year" means on the issue date; on a later contract anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary. All Purchase Payments received within 120 days of the issue date are treated as part of the initial Purchase Payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent Purchase Payments (see "Income Base").

   See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With GMIB Plus IV" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.

   If item (b) above (the required minimum distribution rate) is greater than item (a) above, and your total withdrawals during a Contract Year, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year and before the end of the calendar year, exceed the required
                                                          ------
   minimum distribution rate, the required minimum distribution rate is not used to calculate the Annual Increase Rate, and the Annual Increase Rate will be reduced to item (a) above. Therefore, the Annual Increase Rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of annuity payments under the GMIB.

   During the 30-day period following the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is 0%.

In the "LIVING BENEFITS" section, add the following to the end of the second-to-last paragraph under "Description of GMIB Plus IV--Guaranteed Principal Option":

   If you only elected GMIB Plus IV, any subsequent Purchase Payment restrictions will no longer apply. If you elected both the GMIB Plus IV and Enhanced Death Benefit III riders, any subsequent Purchase Payment restrictions applicable to Enhanced Death Benefit III will continue to apply.

In the "LIVING BENEFITS" section, replace the last sentence under "Description of GMIB Plus IV --Terminating the GMIB Plus IV Rider" with the following:

   When the GMIB Plus IV rider terminates, the corresponding GMIB Plus IV rider charge terminates and the GMIB Plus IV investment allocation restrictions and any subsequent Purchase Payment restrictions will no longer apply. However, if you elected both the GMIB Plus IV and Enhanced Death Benefit III riders and only the GMIB Plus IV rider has terminated, the investment allocation restrictions and any subsequent Purchase Payment restrictions applicable to Enhanced Death Benefit III will continue to apply.

D. GMIB PLUS III

In the "LIVING BENEFITS" section, under "Description of GMIB Plus III--Annual Increase Rate," replace the description of the Annual Increase Rate with the following:

   ANNUAL INCREASE RATE. Through the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is the greater of:

   (a) 5%; or

   (b) the required minimum distribution rate (as defined below).

   Item (b) only applies to IRAs and other contracts subject to
   Section 401(a)(9) of the Internal Revenue Code.

   The required minimum distribution rate equals the greater of:

   (1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year;

   (2a) if you enroll only in the Automated Required Minimum Distribution
                      ----
        Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of:
        (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or

   (2b) if you enroll in both the Systematic Withdrawal Program and the
                         ----
        Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year), and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.

   On the first contract anniversary, "at the beginning of the Contract Year" means on the issue date; on a later contract anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary. All Purchase Payments received within 120 days of the issue date are treated as part of the initial Purchase Payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent Purchase Payments (see "Income Base").

   See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With GMIB Plus III" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.

   If item (b) above (the required minimum distribution rate) is greater than item (a) above, and your total withdrawals during a Contract Year, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year and before the end of the calendar year, exceed the required minimum
                                                 ------
   distribution rate, the required minimum distribution rate is not used to calculate the Annual Increase Rate, and the Annual Increase Rate will be reduced to item (a) above. Therefore, the Annual Increase Rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of annuity payments under the GMIB.

   During the 30-day period following the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is 0%.

In the "LIVING BENEFITS" section, add the following to the end of the second-to-last paragraph under "Description of GMIB Plus III--Guaranteed Principal Option":

   If you only elected GMIB Plus III, any subsequent Purchase Payment restrictions will no longer apply. If you elected both the GMIB Plus III and Enhanced Death Benefit II riders, any subsequent Purchase Payment restrictions applicable to Enhanced Death Benefit II will continue to apply.

In the "LIVING BENEFITS" section, replace the last sentence under "Description of GMIB Plus III --Terminating the GMIB Plus III Rider" with the following:

   When the GMIB Plus III rider terminates, the corresponding GMIB Plus III rider charge terminates and the GMIB Plus III investment allocation restrictions and any subsequent Purchase Payment restrictions will no longer apply. However, if you elected both the GMIB Plus III and Enhanced Death Benefit II riders and only the GMIB Plus III rider has terminated, the investment allocation restrictions and any subsequent Purchase Payment restrictions applicable to Enhanced Death Benefit II will continue to apply.

3. DEATH BENEFIT

A. EDB MAX III

In the "DEATH BENEFIT" section, under "Optional Death Benefit - EDB Max III - Annual Increase Rate," replace the description of the Annual Increase Rate with the following:

   ANNUAL INCREASE RATE. As noted above, we calculate a Death Benefit Base under the EDB Max III rider that helps determine the amount of the death benefit. One of the factors used in calculating the Death Benefit Base is called the "annual increase rate."

   Through the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is the greater of:

   (a) 5%; or

   (b) the required minimum distribution rate (as defined below).

   Item (b) only applies to IRAs and other contracts subject to
   Section 401(a)(9) of the Internal Revenue Code.

   The required minimum distribution rate equals the greater of:

   (1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year;

   (2a) if you enroll only in the Automated Required Minimum Distribution
                      ----
        Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of:
        (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or

   (2b) if you enroll in both the Systematic Withdrawal Program and the
                         ----
        Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.

   On the first contract anniversary, "at the beginning of the Contract Year" means on the issue date; on a later contract anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary. All Purchase Payments received within 120 days of the issue date are treated as part of the initial Purchase Payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent Purchase Payments (see "Death Benefit Base").

   See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With EDB Max III" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.

   If item (b) above (the required minimum distribution rate) is greater than item (a) above, and your total withdrawals during a Contract Year, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year and before the end of the calendar year, exceed the required
                                                          ------
   minimum distribution rate, the required minimum distribution rate is not used to calculate the Annual Increase Rate, and the Annual Increase Rate will be reduced to item (a) above. Therefore, the Annual Increase Rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of the death benefit under the Enhanced Death Benefit rider.

   After the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is 0%.

B. EDB MAX II

In the "DEATH BENEFIT" section, under "Optional Death Benefit - EDB Max II - Annual Increase Rate," replace the description of the Annual Increase Rate with the following:

   ANNUAL INCREASE RATE. As noted above, we calculate a Death Benefit Base under the EDB Max II rider that helps determine the amount of the death benefit. One of the factors used in calculating the Death Benefit Base is called the "annual increase rate."

   Through the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is the greater of:

   (a) 5.5%; or

   (b) the required minimum distribution rate (as defined below).

   Item (b) only applies to IRAs and other contracts subject to
   Section 401(a)(9) of the Internal Revenue Code.

   The required minimum distribution rate equals the greater of:

   (1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year;

   (2a) if you enroll only in the Automated Required Minimum Distribution
                      ----
        Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of:
        (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or

   (2b) if you enroll in both the Systematic Withdrawal Program and the
                         ----
        Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5.5% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase

          Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.

   On the first contract anniversary, "at the beginning of the Contract Year" means on the issue date; on a later contract anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary. All Purchase Payments received within 120 days of the issue date are treated as part of the initial Purchase Payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent Purchase Payments (see "Death Benefit Base").

   See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With EDB Max II" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.

   If item (b) above (the required minimum distribution rate) is greater than item (a) above, and your total withdrawals during a Contract Year, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year and before the end of the calendar year, exceed the required
                                                          ------
   minimum distribution rate, the required minimum distribution rate is not used to calculate the Annual Increase Rate, and the Annual Increase Rate will be reduced to item (a) above. Therefore, the Annual Increase Rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of the death benefit under the Enhanced Death Benefit rider.

   After the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is 0%.

C. ENHANCED DEATH BENEFIT III

In the "DEATH BENEFIT" section, under "Optional Death Benefit - Enhanced Death Benefit III - Annual Increase Rate," replace the description of the Annual Increase Rate with the following:

   ANNUAL INCREASE RATE. As noted above, we calculate a Death Benefit Base under the EDB III rider that helps determine the amount of the death benefit. One of the factors used in calculating the Death Benefit Base is called the "annual increase rate."

   Through the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is the greater of:

   (a) 4.5%; or

   (b) the required minimum distribution rate (as defined below).

   Item (b) only applies to IRAs and other contracts subject to
   Section 401(a)(9) of the Internal Revenue Code.

   The required minimum distribution rate equals the greater of:

   (1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year;

   (2a) if you enroll only in the Automated Required Minimum Distribution
                      ----
        Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of:
        (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or

   (2b) if you enroll in both the Systematic Withdrawal Program and the
                         ----
        Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 4.5% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.

   On the first contract anniversary, "at the beginning of the Contract Year" means on the issue date; on a later contract anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary. All Purchase Payments received within 120 days of the issue date are treated as part of the initial Purchase Payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent Purchase Payments (see "Death Benefit Base").

   See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With EDB III" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.

   If item (b) above (the required minimum distribution rate) is greater than item (a) above, and your total withdrawals during a Contract Year, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year and before the end of the calendar year, exceed the required
                                                          ------
   minimum distribution rate, the required minimum distribution rate is not used to calculate the Annual Increase Rate, and the Annual Increase Rate will be reduced to item (a) above. Therefore, the Annual Increase Rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of the death benefit under the Enhanced Death Benefit rider.

   After the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is 0%.

D. ENHANCED DEATH BENEFIT II

In the "DEATH BENEFIT" section, under "Optional Death Benefit - Enhanced Death Benefit II - Annual Increase Rate," replace the description of the Annual Increase Rate with the following:

   ANNUAL INCREASE RATE. As noted above, we calculate a Death Benefit Base under the EDB III rider that helps determine the amount of the death benefit. One of the factors used in calculating the Death Benefit Base is called the "annual increase rate."

   Through the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is the greater of:

   (a) 5%; or

   (b) the required minimum distribution rate (as defined below).

   Item (b) only applies to IRAs and other contracts subject to
   Section 401(a)(9) of the Internal Revenue Code.

   The required minimum distribution rate equals the greater of:

   (1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year;

   (2a) if you enroll only in the Automated Required Minimum Distribution
                      ----
        Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of:
        (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or

   (2b) if you enroll in both the Systematic Withdrawal Program and the
                         ----
        Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.

   On the first contract anniversary, "at the beginning of the Contract Year" means on the issue date; on a later contract anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary. All Purchase Payments received within 120 days of the issue date are treated as part of the initial Purchase Payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent Purchase Payments (see "Death Benefit Base").

   See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With EDB II" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.

   If item (b) above (the required minimum distribution rate) is greater than item (a) above, and your total withdrawals during a Contract Year, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year and before the end of the calendar year, exceed the required
                                                          ------
   minimum distribution rate, the required minimum distribution rate is not used to calculate the Annual Increase Rate, and the Annual Increase Rate will be reduced to item (a) above. Therefore, the Annual Increase Rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of the death benefit under the Enhanced Death Benefit rider.

   After the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is 0%.

4. OTHER INFORMATION

In the "OTHER INFORMATION - Requests and Elections" section, add the following new subsections:

   GOOD ORDER. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.

   CYBERSECURITY. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts).
   For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.

   We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife USA and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

   Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate accumulation unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.

5. INVESTMENT PORTFOLIO EXPENSES TABLE

Replace the Investment Portfolio Expenses Table in the prospectus with the Investment Portfolio Expenses Table attached to this prospectus supplement.

6. INVESTMENT OPTIONS

In the "INVESTMENT OPTIONS" section, replace the Investment Portfolio information in the sections titled "Met Investors Series Trust (Class B or, as noted, Class C or Class E)" through "Met Investors Series Trust -- SSgA ETF Portfolios (Class B)" with the Investment Portfolio information attached to this prospectus supplement.

7. APPENDIX B

Replace Appendix B with the Appendix B attached to this prospectus supplement.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

                                                        Telephone: 800-343-8496

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of the average daily net assets of an Investment Portfolio)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.

                                                                                                          FEE
                                                                                                         WAIVER     NET
                                                                                    ACQUIRED   TOTAL     AND/OR    TOTAL
                                                                                      FUND    ANNUAL    EXPENSE    ANNUAL
                                                  MANAGEMENT 12B-1/SERVICE  OTHER   FEES AND PORTFOLIO REIMBURSE- PORTFOLIO
                                                     FEES        FEES      EXPENSES EXPENSES EXPENSES     MENT    EXPENSES
                                                  ---------- ------------- -------- -------- --------- ---------- ---------
MET INVESTORS SERIES TRUST
 AB Global Dynamic Allocation Portfolio              0.61%       0.25%       0.04%    0.02%    0.92%      0.02%     0.90%
 Allianz Global Investors Dynamic Multi-Asset
   Plus Portfolio                                    0.68%       0.25%       1.36%    0.01%    2.30%      1.09%     1.21%
 American Funds(R) Balanced Allocation Portfolio     0.06%       0.55%       0.00%    0.42%    1.03%       --       1.03%
 American Funds(R) Growth Allocation Portfolio       0.06%       0.55%       0.01%    0.43%    1.05%       --       1.05%
 American Funds(R) Growth Portfolio                  0.00%       0.55%       0.02%    0.35%    0.92%       --       0.92%
 American Funds(R) Moderate Allocation Portfolio     0.06%       0.55%       0.01%    0.40%    1.02%       --       1.02%
 AQR Global Risk Balanced Portfolio                  0.61%       0.25%       0.03%    0.02%    0.91%      0.02%     0.89%
 BlackRock Global Tactical Strategies Portfolio      0.66%       0.25%       0.01%    0.11%    1.03%      0.03%     1.00%
 BlackRock High Yield Portfolio                      0.60%       0.25%       0.08%    0.08%    1.01%       --       1.01%
 Clarion Global Real Estate Portfolio                0.59%       0.25%       0.05%    0.00%    0.89%       --       0.89%
 ClearBridge Aggressive Growth Portfolio             0.55%       0.25%       0.02%    0.00%    0.82%      0.01%     0.81%
 Goldman Sachs Mid Cap Value Portfolio               0.71%       0.25%       0.04%    0.00%    1.00%       --       1.00%
 Harris Oakmark International Portfolio              0.77%       0.25%       0.06%    0.00%    1.08%      0.02%     1.06%
 Invesco Balanced-Risk Allocation Portfolio          0.64%       0.25%       0.05%    0.03%    0.97%      0.03%     0.94%
 Invesco Comstock Portfolio                          0.56%       0.25%       0.02%    0.00%    0.83%      0.02%     0.81%
 Invesco Mid Cap Value Portfolio                     0.64%       0.25%       0.05%    0.04%    0.98%      0.02%     0.96%
 Invesco Small Cap Growth Portfolio                  0.84%       0.25%       0.03%    0.00%    1.12%      0.01%     1.11%
 JPMorgan Core Bond Portfolio                        0.55%       0.25%       0.02%    0.00%    0.82%      0.13%     0.69%
 JPMorgan Global Active Allocation Portfolio         0.73%       0.25%       0.07%    0.00%    1.05%      0.05%     1.00%
 Loomis Sayles Global Markets Portfolio              0.70%       0.25%       0.08%    0.00%    1.03%       --       1.03%
 Lord Abbett Bond Debenture Portfolio                0.51%       0.25%       0.04%    0.00%    0.80%      0.01%     0.79%
 Met/Eaton Vance Floating Rate Portfolio             0.60%       0.25%       0.07%    0.00%    0.92%       --       0.92%
 Met/Franklin Low Duration Total Return
   Portfolio                                         0.49%       0.25%       0.04%    0.00%    0.78%      0.02%     0.76%
 Met/Templeton International Bond Portfolio          0.60%       0.25%       0.13%    0.00%    0.98%       --       0.98%
 MetLife Asset Allocation 100 Portfolio              0.07%       0.25%       0.01%    0.68%    1.01%       --       1.01%
 MetLife Balanced Plus Portfolio                     0.25%       0.25%       0.00%    0.42%    0.92%      0.00%     0.92%
 MetLife Multi-Index Targeted Risk Portfolio         0.18%       0.25%       0.03%    0.22%    0.68%       --       0.68%
 MetLife Small Cap Value Portfolio                   0.74%       0.25%       0.03%    0.00%    1.02%      0.01%     1.01%
 MFS(R) Emerging Markets Equity Portfolio            0.86%       0.25%       0.15%    0.00%    1.26%      0.02%     1.24%
 MFS(R) Research International Portfolio             0.69%       0.25%       0.07%    0.00%    1.01%      0.06%     0.95%
 PanAgora Global Diversified Risk Portfolio          0.65%       0.25%       1.92%    0.02%    2.84%      1.52%     1.32%
 PIMCO Inflation Protected Bond Portfolio            0.47%       0.25%       0.09%    0.00%    0.81%      0.01%     0.80%

                                                                                                        FEE
                                                                                                       WAIVER      NET
                                                                                  ACQUIRED   TOTAL     AND/OR     TOTAL
                                                                                    FUND    ANNUAL    EXPENSE    ANNUAL
                                                MANAGEMENT 12B-1/SERVICE  OTHER   FEES AND PORTFOLIO REIMBURSE- PORTFOLIO
                                                   FEES        FEES      EXPENSES EXPENSES EXPENSES     MENT    EXPENSES
                                                ---------- ------------- -------- -------- --------- ---------- ---------
MET INVESTORS SERIES TRUST (CONTINUED)
 PIMCO Total Return Portfolio                      0.48%       0.25%       0.03%    0.00%    0.76%      0.04%     0.72%
 Pioneer Fund Portfolio                            0.67%       0.25%       0.05%    0.00%    0.97%      0.05%     0.92%
 Pioneer Strategic Income Portfolio                0.56%       0.15%       0.06%    0.00%    0.77%       --       0.77%
 Pyramis(R) Government Income Portfolio            0.42%       0.25%       0.04%    0.00%    0.71%       --       0.71%
 Pyramis(R) Managed Risk Portfolio                 0.45%       0.25%       0.08%    0.56%    1.34%      0.12%     1.22%
 Schroders Global Multi-Asset Portfolio            0.64%       0.25%       0.10%    0.04%    1.03%       --       1.03%
 SSGA Growth and Income ETF Portfolio              0.30%       0.25%       0.01%    0.22%    0.78%       --       0.78%
 SSGA Growth ETF Portfolio                         0.31%       0.25%       0.03%    0.24%    0.83%       --       0.83%
 T. Rowe Price Large Cap Value Portfolio           0.57%       0.25%       0.02%    0.00%    0.84%       --       0.84%
 T. Rowe Price Mid Cap Growth Portfolio            0.75%       0.25%       0.03%    0.00%    1.03%       --       1.03%
METROPOLITAN SERIES FUND
 Baillie Gifford International Stock Portfolio     0.79%       0.25%       0.08%    0.00%    1.12%      0.12%     1.00%
 Barclays Aggregate Bond Index Portfolio           0.25%       0.30%       0.03%    0.00%    0.58%      0.00%     0.58%
 BlackRock Money Market Portfolio                  0.34%       0.25%       0.03%    0.00%    0.62%      0.02%     0.60%
 Frontier Mid Cap Growth Portfolio                 0.71%       0.25%       0.05%    0.00%    1.01%      0.01%     1.00%
 Jennison Growth Portfolio                         0.59%       0.25%       0.03%    0.00%    0.87%      0.08%     0.79%
 Met/Artisan Mid Cap Value Portfolio               0.81%       0.25%       0.03%    0.00%    1.09%       --       1.09%
 Met/Dimensional International Small Company
   Portfolio                                       0.81%       0.25%       0.17%    0.00%    1.23%      0.01%     1.22%
 MetLife Asset Allocation 20 Portfolio             0.09%       0.25%       0.03%    0.52%    0.89%      0.02%     0.87%
 MetLife Asset Allocation 40 Portfolio             0.06%       0.25%       0.00%    0.56%    0.87%       --       0.87%
 MetLife Asset Allocation 60 Portfolio             0.05%       0.25%       0.00%    0.60%    0.90%       --       0.90%
 MetLife Asset Allocation 80 Portfolio             0.05%       0.25%       0.01%    0.65%    0.96%       --       0.96%
 MetLife Mid Cap Stock Index Portfolio             0.25%       0.30%       0.05%    0.01%    0.61%      0.00%     0.61%
 MetLife Stock Index Portfolio                     0.25%       0.25%       0.02%    0.00%    0.52%      0.01%     0.51%
 MFS(R) Value Portfolio                            0.70%       0.25%       0.02%    0.00%    0.97%      0.14%     0.83%
 MSCI EAFE(R) Index Portfolio                      0.30%       0.30%       0.10%    0.01%    0.71%      0.00%     0.71%
 Neuberger Berman Genesis Portfolio                0.80%       0.25%       0.03%    0.00%    1.08%      0.00%     1.08%
 Russell 2000(R) Index Portfolio                   0.25%       0.30%       0.07%    0.05%    0.67%      0.01%     0.66%
 T. Rowe Price Large Cap Growth Portfolio          0.60%       0.25%       0.03%    0.00%    0.88%      0.02%     0.86%
 Van Eck Global Natural Resources Portfolio        0.78%       0.25%       0.03%    0.00%    1.06%      0.01%     1.05%
 Western Asset Management U.S. Government
   Portfolio                                       0.47%       0.25%       0.02%    0.00%    0.74%      0.01%     0.73%
 WMC Core Equity Opportunities Portfolio           0.70%       0.15%       0.03%    0.00%    0.88%      0.11%     0.77%

The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Portfolio Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Portfolio's 2015 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for a Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.

Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

INVESTMENT OPTIONS

MET INVESTORS SERIES TRUST -- GMIB MAX AND EDB MAX PORTFOLIOS (CLASS B)

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife, is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following Class B portfolios are available under the contract. If you elect a GMIB Max rider, or a GMIB Max rider and an EDB Max rider, you must allocate your Purchase Payments and Account Value among these Investment Portfolios and the Investment Portfolio listed below under "Metropolitan Series Fund -- GMIB Max and EDB Max Portfolio." (See "Purchase -- Investment Allocation Restrictions for Certain Riders.") These Investment Portfolios are also available for investment if you do not elect a GMIB Max rider or EDB Max rider.

   AB Global Dynamic Allocation Portfolio
     (formerly AllianceBernstein Global Dynamic Allocation Portfolio) Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
   AQR Global Risk Balanced Portfolio
   BlackRock Global Tactical Strategies Portfolio
   Invesco Balanced-Risk Allocation Portfolio
   JPMorgan Global Active Allocation Portfolio
   MetLife Balanced Plus Portfolio
   MetLife Multi-Index Targeted Risk Portfolio
   PanAgora Global Diversified Risk Portfolio
   Pyramis(R) Government Income Portfolio
   Pyramis(R) Managed Risk Portfolio
   Schroders Global Multi-Asset Portfolio

METROPOLITAN SERIES FUND -- GMIB MAX AND EDB MAX PORTFOLIO (CLASS G)

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following Class G portfolio is available under the contract. If you elect the GMIB Max rider and/or the EDB Max rider, you must allocate your Purchase Payments and Account Value among this Investment Portfolio and the Investment Portfolios listed above under "Met Investors Series Trust -- GMIB Max and EDB Max Portfolios." (See "Purchase -- Investment Allocation Restrictions for Certain Riders.") This Investment Portfolio is also available for investment if you do not elect a GMIB Max rider or EDB Max rider.

   Barclays Aggregate Bond Index Portfolio

MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C OR CLASS E)

In addition to the portfolios listed above under "Met Investors Series Trust -- GMIB Max and EDB Max Portfolios," the following Class B or, as noted, Class C or Class E portfolios are available under the contract:

   American Funds(R) Growth Portfolio (Class C)
   BlackRock High Yield Portfolio
   Clarion Global Real Estate Portfolio
   ClearBridge Aggressive Growth Portfolio
   Goldman Sachs Mid Cap Value Portfolio
   Harris Oakmark International Portfolio
   Invesco Comstock Portfolio

   Invesco Mid Cap Value Portfolio
   Invesco Small Cap Growth Portfolio
   JPMorgan Core Bond Portfolio
   Loomis Sayles Global Markets Portfolio
   Lord Abbett Bond Debenture Portfolio
   Met/Eaton Vance Floating Rate Portfolio
   Met/Franklin Low Duration Total Return Portfolio
   Met/Templeton International Bond Portfolio*
   MetLife Small Cap Value Portfolio
    (formerly Third Avenue Small Cap Value Portfolio)
   MFS(R) Emerging Markets Equity Portfolio
   MFS(R) Research International Portfolio
   PIMCO Inflation Protected Bond Portfolio
   PIMCO Total Return Portfolio
   Pioneer Fund Portfolio
   Pioneer Strategic Income Portfolio (Class E)
   T. Rowe Price Large Cap Value Portfolio
   T. Rowe Price Mid Cap Growth Portfolio

* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase -- Investment Allocation Restrictions for Certain Riders.")

METROPOLITAN SERIES FUND

In addition to the portfolio listed above under "Metropolitan Series Fund -- GMIB Max and EDB Max Portfolio," the following Investment Portfolios are available under the contract:

   Baillie Gifford International Stock Portfolio (Class B)
   BlackRock Money Market Portfolio (Class B)
   Frontier Mid Cap Growth Portfolio (Class B)
   Jennison Growth Portfolio (Class B)
   Met/Artisan Mid Cap Value Portfolio (Class B)
   Met/Dimensional International Small Company Portfolio (Class B) MetLife Mid Cap Stock Index Portfolio (Class G)
   MetLife Stock Index Portfolio (Class B)
   MFS(R) Value Portfolio (Class B)
   MSCI EAFE(R) Index Portfolio (Class G)
   Neuberger Berman Genesis Portfolio (Class B)
   Russell 2000(R) Index Portfolio (Class G)
   T. Rowe Price Large Cap Growth Portfolio (Class B)
   Van Eck Global Natural Resources Portfolio (Class B)*
   Western Asset Management U.S. Government Portfolio (Class B)
   WMC Core Equity Opportunities Portfolio (Class E)

* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase -- Investment Allocation Restrictions for Certain Riders.")

MET INVESTORS SERIES TRUST -- ASSET ALLOCATION PORTFOLIOS

In addition to the portfolios listed above under Met Investors Series Trust, the following Investment Portfolios are available under the contract:

   American Funds(R) Moderate Allocation Portfolio (Class C)
   American Funds(R) Balanced Allocation Portfolio (Class C)
   American Funds(R) Growth Allocation Portfolio (Class C)
   MetLife Asset Allocation 100 Portfolio (Class B)
   SSGA Growth and Income ETF Portfolio (Class B)
   SSGA Growth ETF Portfolio (Class B)

METROPOLITAN SERIES FUND -- ASSET ALLOCATION PORTFOLIOS (CLASS B)

In addition to the portfolios listed above under Metropolitan Series Fund, the following Class B Investment Portfolios are available under the contract:

   MetLife Asset Allocation 20 Portfolio
   MetLife Asset Allocation 40 Portfolio
   MetLife Asset Allocation 60 Portfolio
   MetLife Asset Allocation 80 Portfolio

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

MET INVESTORS SERIES TRUST -- GMIB MAX  INVESCO BALANCED-RISK ALLOCATION
AND EDB MAX PORTFOLIOS (CLASS B)        PORTFOLIO

Met Investors Series Trust is a mutual SUBADVISER: Invesco Advisers, Inc. fund with multiple portfolios. Unless
otherwise noted, the following          INVESTMENT OBJECTIVE: The Invesco
portfolios are managed by MetLife       Balanced-Risk Allocation Portfolio
Advisers, LLC, which is an affiliate    seeks total return.
of MetLife. The following Class B
portfolios are available under the      JPMORGAN GLOBAL ACTIVE ALLOCATION
contract. If you elect a GMIB Max       PORTFOLIO
rider, or a GMIB Max and an EDB Max
rider, you must allocate your Purchase SUBADVISER: J.P. Morgan Investment Payments and Account Value among these Management Inc.
Investment Portfolios and the
Investment Portfolio listed below       INVESTMENT OBJECTIVE: The JPMorgan
under "Metropolitan Series Fund --      Global Active Allocation Portfolio
GMIB Max and EDB Max Portfolio." (See   seeks capital appreciation and current
"Purchase -- Investment Allocation      income.
Restrictions for Certain Riders.")
These Investment Portfolios are also    METLIFE BALANCED PLUS PORTFOLIO
available for investment if you do not
elect a GMIB Max rider or EDB Max       SUBADVISER - OVERLAY PORTION: Pacific
rider.                                  Investment Management Company LLC

AB GLOBAL DYNAMIC ALLOCATION PORTFOLIO  INVESTMENT OBJECTIVE: The MetLife
(formerly AllianceBernstein Global      Balanced Plus Portfolio seeks a
Dynamic Allocation Portfolio)           balance between a high level of
                                        current income and growth of capital,
SUBADVISER: AllianceBernstein L.P.      with a greater emphasis on growth of
                                        capital.
INVESTMENT OBJECTIVE: The AB Global
Dynamic Allocation Portfolio seeks      METLIFE MULTI-INDEX TARGETED RISK
capital appreciation and current        PORTFOLIO
income.
                                        SUBADVISER - OVERLAY PORTION: MetLife
ALLIANZ GLOBAL INVESTORS DYNAMIC        Investment Management, LLC
MULTI-ASSET PLUS PORTFOLIO
                                        INVESTMENT OBJECTIVE: The MetLife
SUBADVISER: Allianz Global Investors    Multi-Index Targeted Risk Portfolio
U.S. LLC                                seeks a balance between growth of
                                        capital and current income, with a
INVESTMENT OBJECTIVE: The Allianz       greater emphasis on growth of capital.
Global Investors Dynamic Multi-Asset
Plus Portfolio seeks total return.      PANAGORA GLOBAL DIVERSIFIED RISK
                                        PORTFOLIO
AQR GLOBAL RISK BALANCED PORTFOLIO
                                        SUBADVISER: PanAgora Asset Management,
SUBADVISER: AQR Capital Management, LLC Inc.

INVESTMENT OBJECTIVE: The AQR Global    INVESTMENT OBJECTIVE: The PanAgora
Risk Balanced Portfolio seeks total     Global Diversified Risk Portfolio
return.                                 seeks total return.

BLACKROCK GLOBAL TACTICAL STRATEGIES    PYRAMIS(R) GOVERNMENT INCOME PORTFOLIO
PORTFOLIO
                                        SUBADVISER: Pyramis Global Advisors,
SUBADVISER: BlackRock Financial         LLC
Management, Inc.
                                        INVESTMENT OBJECTIVE: The Pyramis(R)
INVESTMENT OBJECTIVE: The BlackRock     Government Income Portfolio seeks a
Global Tactical Strategies Portfolio    high level of current income,
seeks capital appreciation and current  consistent with preservation of
income.                                 principal.

PYRAMIS(R) MANAGED RISK PORTFOLIO       BLACKROCK HIGH YIELD PORTFOLIO

SUBADVISER: Pyramis Global Advisors,    SUBADVISER: BlackRock Financial
LLC                                     Management, Inc.

INVESTMENT OBJECTIVE: The Pyramis(R)    INVESTMENT OBJECTIVE: The BlackRock
Managed Risk Portfolio seeks total      High Yield Portfolio seeks to maximize
return.                                 total return, consistent with income
                                        generation and prudent investment
SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO  management.

SUBADVISERS: Schroder Investment        CLARION GLOBAL REAL ESTATE PORTFOLIO
Management North America Inc. and
Schroder Investment Management North    SUBADVISER: CBRE Clarion Securities LLC
America Limited
                                        INVESTMENT OBJECTIVE: The Clarion
INVESTMENT OBJECTIVE: The Schroders     Global Real Estate Portfolio seeks
Global Multi-Asset Portfolio seeks      total return through investment in
capital appreciation and current        real estate securities, emphasizing
income.                                 both capital appreciation and current
                                        income.
METROPOLITAN SERIES FUND -- GMIB MAX
AND EDB MAX PORTFOLIO (CLASS G)         CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO

Metropolitan Series Fund is a mutual    SUBADVISER: ClearBridge Investments,
fund with multiple portfolios. MetLife  LLC
Advisers, LLC, an affiliate of
MetLife, is the investment adviser to   INVESTMENT OBJECTIVE: The ClearBridge
the portfolios. The following Class G   Aggressive Growth Portfolio seeks
portfolio is available under the        capital appreciation.
contract. If you elect a GMIB Max
rider, or a GMIB Max and an EDB Max     GOLDMAN SACHS MID CAP VALUE PORTFOLIO
rider, you must allocate your Purchase
Payments and Account Value among this   SUBADVISER: Goldman Sachs Asset
Investment Portfolio and the            Management, L.P.
Investment Portfolios listed above
under "Met Investors Series Trust --    INVESTMENT OBJECTIVE: The Goldman
GMIB Max and EDB Max Portfolios." (See  Sachs Mid Cap Value Portfolio seeks
"Purchase -- Investment Allocation      long-term capital appreciation.
Restrictions for Certain Riders.")
This Investment Portfolio is also       HARRIS OAKMARK INTERNATIONAL PORTFOLIO
available for investment if you do not
elect a GMIB Max rider or EDB Max       SUBADVISER: Harris Associates L.P.
rider.
                                        INVESTMENT OBJECTIVE: The Harris
BARCLAYS AGGREGATE BOND INDEX PORTFOLIO Oakmark International Portfolio seeks long-term capital appreciation.
SUBADVISER: MetLife Investment
Management, LLC                         INVESCO COMSTOCK PORTFOLIO

INVESTMENT OBJECTIVE: The Barclays      SUBADVISER: Invesco Advisers, Inc.
Aggregate Bond Index Portfolio seeks
to track the performance of the         INVESTMENT OBJECTIVE: The Invesco
Barclays U.S. Aggregate Bond Index.     Comstock Portfolio seeks capital
                                        growth and income.
MET INVESTORS SERIES TRUST (CLASS B
OR, AS NOTED, CLASS C OR CLASS E)       INVESCO MID CAP VALUE PORTFOLIO

In addition to the Met Investors        SUBADVISER: Invesco Advisers, Inc.
Series Trust portfolios listed above,
the following Class B or, as noted,     INVESTMENT OBJECTIVE: The Invesco Mid
Class C or Class E portfolios are       Cap Value Portfolio seeks high total
available under the contract:           return by investing in equity
                                        securities of mid-sized companies.
AMERICAN FUNDS(R) GROWTH PORTFOLIO
(CLASS C)                                INVESCO SMALL CAP GROWTH PORTFOLIO

ADVISERS: MetLife Advisers,              SUBADVISER: Invesco Advisers, Inc.
LLC and Capital Research and
Management Company                       INVESTMENT OBJECTIVE: The Invesco
                                         Small Cap Growth Portfolio seeks
INVESTMENT OBJECTIVE: The American       long-term growth of capital.
Funds(R) Growth Portfolio seeks to
achieve growth of capital.

JPMORGAN CORE BOND PORTFOLIO            MFS(R) EMERGING MARKETS EQUITY
                                        PORTFOLIO
SUBADVISER: J.P. Morgan Investment
Management Inc.                         SUBADVISER: Massachusetts Financial
                                        Services Company
INVESTMENT OBJECTIVE: The JPMorgan
Core Bond Portfolio seeks to maximize   INVESTMENT OBJECTIVE: The MFS(R)
total return.                           Emerging Markets Equity Portfolio
                                        seeks capital appreciation.
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO
                                        MFS(R) RESEARCH INTERNATIONAL PORTFOLIO
SUBADVISER: Loomis, Sayles & Company,
L.P.                                    SUBADVISER: Massachusetts Financial
                                        Services Company
INVESTMENT OBJECTIVE: The Loomis
Sayles Global Markets Portfolio seeks   INVESTMENT OBJECTIVE: The MFS(R)
high total investment return through a  Research International Portfolio seeks
combination of capital appreciation     capital appreciation.
and income.
                                        PIMCO INFLATION PROTECTED BOND
LORD ABBETT BOND DEBENTURE PORTFOLIO    PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC      SUBADVISER: Pacific Investment
                                        Management Company LLC
INVESTMENT OBJECTIVE: The Lord Abbett
Bond Debenture Portfolio seeks high     INVESTMENT OBJECTIVE: The PIMCO
current income and the opportunity for Inflation Protected Bond Portfolio capital appreciation to produce a high seeks maximum real return, consistent
total return.                           with preservation of capital and
                                        prudent investment management.
MET/EATON VANCE FLOATING RATE PORTFOLIO
                                        PIMCO TOTAL RETURN PORTFOLIO
SUBADVISER: Eaton Vance Management
                                        SUBADVISER: Pacific Investment
INVESTMENT OBJECTIVE: The Met/Eaton     Management Company LLC
Vance Floating Rate Portfolio seeks a
high level of current income.           INVESTMENT OBJECTIVE: The PIMCO Total
                                        Return Portfolio seeks maximum total
MET/FRANKLIN LOW DURATION TOTAL RETURN  return, consistent with the
PORTFOLIO                               preservation of capital and prudent
                                        investment management.
SUBADVISER: Franklin Advisers, Inc.
                                        PIONEER FUND PORTFOLIO
INVESTMENT OBJECTIVE: The Met/Franklin
Low Duration Total Return Portfolio     SUBADVISER: Pioneer Investment
seeks a high level of current income,   Management, Inc.
while seeking preservation of
shareholders' capital.                  INVESTMENT OBJECTIVE: The Pioneer Fund
                                        Portfolio seeks reasonable income and
MET/TEMPLETON INTERNATIONAL BOND        capital growth.
PORTFOLIO*
                                        PIONEER STRATEGIC INCOME PORTFOLIO
SUBADVISER: Franklin Advisers, Inc.     (CLASS E)

INVESTMENT OBJECTIVE: The               SUBADVISER: Pioneer Investment
Met/Templeton International Bond        Management, Inc.
Portfolio seeks current income with
capital appreciation and growth of      INVESTMENT OBJECTIVE: The Pioneer
income.                                 Strategic Income Portfolio seeks a
                                        high level of current income.
*This portfolio is only available for
investment if certain optional riders   T. ROWE PRICE LARGE CAP VALUE PORTFOLIO
are elected. (See "Purchase --
Investment Allocation Restrictions for  SUBADVISER: T. Rowe Price Associates,
Certain Riders -- Investment            Inc.
Allocation and Other Purchase Payment
Restrictions for GMIB Plus IV, EDB      INVESTMENT OBJECTIVE: The T. Rowe
III, GMIB Plus III, and EDB II.")       Price Large Cap Value Portfolio seeks
                                        long-term capital appreciation by
METLIFE SMALL CAP VALUE PORTFOLIO       investing in common stocks believed to
(formerly Third Avenue Small Cap Value  be undervalued. Income is a secondary
Portfolio)                              objective.

SUBADVISERS: Delaware Investments Fund T. ROWE PRICE MID CAP GROWTH PORTFOLIO Advisers; Wells Capital Management
Incorporated (formerly Third Avenue     SUBADVISER: T. Rowe Price Associates,
Management LLC)                         Inc.

INVESTMENT OBJECTIVE: The MetLife       INVESTMENT OBJECTIVE: The T. Rowe
Small Cap Value Portfolio seeks         Price Mid Cap Growth Portfolio seeks
long-term capital appreciation.         long-term growth of capital.

METROPOLITAN SERIES FUND                MET/DIMENSIONAL INTERNATIONAL SMALL
                                        COMPANY PORTFOLIO (CLASS B)
In addition to the Metropolitan Series
Fund portfolio listed above, the        SUBADVISER: Dimensional Fund Advisors
following portfolios are available      LP
under the contract:
                                        INVESTMENT OBJECTIVE: The
BAILLIE GIFFORD INTERNATIONAL STOCK     Met/Dimensional International Small
PORTFOLIO (CLASS B)                     Company Portfolio seeks long-term
                                        capital appreciation.
SUBADVISER: Baillie Gifford Overseas
Limited                                 METLIFE MID CAP STOCK INDEX PORTFOLIO
                                        (CLASS G)
INVESTMENT OBJECTIVE: The Baillie
Gifford International Stock Portfolio   SUBADVISER: MetLife Investment
seeks long-term growth of capital.      Management, LLC

BLACKROCK MONEY MARKET PORTFOLIO        INVESTMENT OBJECTIVE: The MetLife Mid
(CLASS B)                               Cap Stock Index Portfolio seeks to
                                        track the performance of the
SUBADVISER: BlackRock Advisors, LLC     Standard & Poor's MidCap 400(R)
                                        Composite Stock Price Index.
INVESTMENT OBJECTIVE: The BlackRock
Money Market Portfolio seeks a high     METLIFE STOCK INDEX PORTFOLIO (CLASS B)
level of current income consistent
with preservation of capital.           SUBADVISER: MetLife Investment
                                        Management, LLC
An investment in the BlackRock Money
Market Portfolio is not insured or      INVESTMENT OBJECTIVE: The MetLife
guaranteed by the Federal Deposit       Stock Index Portfolio seeks to track
Insurance Company or any other          the performance of the Standard &
government agency. Although the         Poor's 500(R) Composite Stock Price
BlackRock Money Market Portfolio seeks  Index.
to preserve the value of your
investment at $100 per share, it is     MFS(R) VALUE PORTFOLIO (CLASS B)
possible to lose money by investing in
the BlackRock Money Market Portfolio.   SUBADVISER: Massachusetts Financial
                                        Services Company
During extended periods of low
interest rates, the yields of the       INVESTMENT OBJECTIVE: The MFS(R) Value
BlackRock Money Market Portfolio may    Portfolio seeks capital appreciation.
become extremely low and possibly
negative.                               MSCI EAFE(R) INDEX PORTFOLIO (CLASS G)

FRONTIER MID CAP GROWTH PORTFOLIO       SUBADVISER: MetLife Investment
(CLASS B)                               Management, LLC

SUBADVISER: Frontier Capital            INVESTMENT OBJECTIVE: The MSCI EAFE(R)
Management Company, LLC                 Index Portfolio seeks to track the
                                        performance of the MSCI EAFE(R) Index.
INVESTMENT OBJECTIVE: The Frontier Mid
Cap Growth Portfolio seeks maximum      NEUBERGER BERMAN GENESIS PORTFOLIO
capital appreciation.                   (CLASS B)

JENNISON GROWTH PORTFOLIO (CLASS B)     SUBADVISER: Neuberger Berman
                                        Management LLC
SUBADVISER: Jennison Associates LLC
                                        INVESTMENT OBJECTIVE: The Neuberger
INVESTMENT OBJECTIVE: The Jennison      Berman Genesis Portfolio seeks high
Growth Portfolio seeks long-term        total return, consisting principally
growth of capital.                      of capital appreciation.

MET/ARTISAN MID CAP VALUE PORTFOLIO     RUSSELL 2000(R) INDEX PORTFOLIO
(CLASS B)                               (CLASS G)

SUBADVISER: Artisan Partners Limited    SUBADVISER: MetLife Investment
Partnership                             Management, LLC

INVESTMENT OBJECTIVE: The Met/Artisan   INVESTMENT OBJECTIVE: The Russell
Mid Cap Value Portfolio seeks           2000(R) Index Portfolio seeks to track
long-term capital growth.               the performance of the Russell 2000(R)
                                        Index.

T. ROWE PRICE LARGE CAP GROWTH          MET INVESTORS SERIES TRUST -- ASSET
PORTFOLIO (CLASS B)                     ALLOCATION PORTFOLIOS

SUBADVISER: T. Rowe Price Associates,   In addition to the Met Investors
Inc.                                    Series Trust portfolios listed above,
                                        the following portfolios managed by
INVESTMENT OBJECTIVE: The T. Rowe       MetLife Advisers, LLC are available
Price Large Cap Growth Portfolio seeks  under the contract:
long-term growth of capital.
                                        AMERICAN FUNDS(R) MODERATE ALLOCATION
VAN ECK GLOBAL NATURAL RESOURCES        PORTFOLIO (CLASS C)
PORTFOLIO (CLASS B)*
                                        INVESTMENT OBJECTIVE: The American
SUBADVISER: Van Eck Associates          Funds(R) Moderate Allocation Portfolio
Corporation                             seeks a high total return in the form
                                        of income and growth of capital, with
INVESTMENT OBJECTIVE: The Van Eck       a greater emphasis on income.
Global Natural Resources Portfolio
seeks long-term capital appreciation    AMERICAN FUNDS(R) BALANCED ALLOCATION
with income as a secondary              PORTFOLIO (CLASS C)
consideration.
                                        INVESTMENT OBJECTIVE: The American
*This portfolio is only available for   Funds(R) Balanced Allocation Portfolio
investment if certain optional riders   seeks a balance between a high level
are elected. (See "Purchase --          of current income and growth of
Investment Allocation Restrictions for  capital, with a greater emphasis on
Certain Riders -- Investment            growth of capital.
Allocation and Other Purchase Payment
Restrictions for GMIB Plus IV, EDB      AMERICAN FUNDS(R) GROWTH ALLOCATION
III, GMIB Plus III, and EDB II.")       PORTFOLIO (CLASS C)

WESTERN ASSET MANAGEMENT U.S.           INVESTMENT OBJECTIVE: The American
GOVERNMENT PORTFOLIO (CLASS B)          Funds(R) Growth Allocation Portfolio
                                        seeks growth of capital.
SUBADVISER: Western Asset Management
Company                                 METLIFE ASSET ALLOCATION 100 PORTFOLIO
                                        (CLASS B)
INVESTMENT OBJECTIVE: The Western
Asset Management U.S. Government        INVESTMENT OBJECTIVE: The MetLife
Portfolio seeks to maximize total       Asset Allocation 100 Portfolio seeks
return consistent with preservation of  growth of capital.
capital and maintenance of liquidity.
                                        SSGA GROWTH AND INCOME ETF PORTFOLIO
WMC CORE EQUITY OPPORTUNITIES           (CLASS B)
PORTFOLIO (CLASS E)
                                        SUBADVISER: SSGA Funds Management, Inc.
SUBADVISER: Wellington Management
Company LLP                             INVESTMENT OBJECTIVE: The SSGA Growth
                                        and Income ETF Portfolio seeks growth
INVESTMENT OBJECTIVE: The WMC Core      of capital and income.
Equity Opportunities Portfolio seeks
to provide a growing stream of income   SSGA GROWTH ETF PORTFOLIO (CLASS B)
over time and, secondarily, long-term
capital appreciation and current        SUBADVISER: SSGA Funds Management, Inc.
income.
                                        INVESTMENT OBJECTIVE: The SSGA Growth
                                        ETF Portfolio seeks growth of capital.

METROPOLITAN SERIES FUND -- ASSET       METLIFE ASSET ALLOCATION 60 PORTFOLIO
ALLOCATION PORTFOLIOS (CLASS B)
                                        INVESTMENT OBJECTIVE: The MetLife
In addition to the Metropolitan Series  Asset Allocation 60 Portfolio seeks a
Fund portfolios listed above, the       balance between a high level of
following Class B portfolios managed    current income and growth of capital,
by MetLife Advisers, LLC are available  with a greater emphasis on growth of
under the contract:                     capital.

METLIFE ASSET ALLOCATION 20 PORTFOLIO   METLIFE ASSET ALLOCATION 80 PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife       INVESTMENT OBJECTIVE: The MetLife
Asset Allocation 20 Portfolio seeks a   Asset Allocation 80 Portfolio seeks
high level of current income, with      growth of capital.
growth of capital as a secondary
objective.

METLIFE ASSET ALLOCATION 40 PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife
Asset Allocation 40 Portfolio seeks
high total return in the form of
income and growth of capital, with a
greater emphasis on income.